Debt - Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Effective interest rate	0.00%	0.00%
Amortization of debt discount	$ 42	$ 40	$ 34
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Effective interest rate	5.14%	5.14%
Contractual interest expense	$ 12	$ 12
Amortization of debt discount	$ 44	$ 42